Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2020
Convertible Notes [Abstract]
Convertible Notes
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2020	December 31, 2019
Convertible notes	38,715	38,715
Less: beneficial conversion feature	(18,360)	(23,878)
Convertible notes, net of beneficial conversion feature	20,355	14,837
Less: Deferred financing costs	(915)	(229)
Less: Change in fair value of conversion option	(4,924)	-
Total	14,516	14,608
Less - current portion	-	(2,588)
Long-term portion	14,516	12,020

Jelco Notes [Member]
Convertible Notes [Abstract]
Annual Principal Payments	The annual principal payments required to be made after December 31, 2020, are as follows:
Twelve month periods ending December 31,	Amount
2021	-
2022	-
2023	-
2024	38,715
Thereafter	-
Total	38,715

First and Third Jelco Notes [Member]
Convertible Notes [Abstract]
Convertible Notes
The debt movement of the First and Third Jelco Notes is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	17,750	(14,389)	3,601	6,962
Amortization (Note 11)	-	-	2,200	2,200
Balance, December 31, 2019	17,750	(14,389)	5,801	9,162
Amortization (Note 11)	-	-	2,869	2,869
Balance, December 31, 2020	17,750	(14,389)	8,670	12,031

The equity movement of the First and Third Jelco Notes is presented below:

Additional paid-in capital
Balance, December 31, 2018	14,189
Balance, December 31, 2019	14,189
Balance, December 31, 2020	14,189

Second Jelco Note [Member]
Convertible Notes [Abstract]
Convertible Notes
The debt movement of the Second Jelco Note is presented below:

	Applicable limit	Debt discount	Accumulated deficit	Debt
Balance, December 31, 2018	24,665	(21,165)	4,162	4,162
Amortization	-	-	1,513	1,513
Balance, December 31, 2019	24,665	(21,165)	5,675	5,675
Deductions	(3,500)	-	-	-
Amortization (Note 11)	-	-	2,649	2,649
Balance, December 31, 2020	21,165	(21,165)	8,324	8,324

The equity movement of the Second Jelco Note is presented below:

Additional paid-in capital
Balance, December 31, 2018	21,165
Balance, December 31, 2019	21,165
Balance, December 31, 2020	21,165